April 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund (File Nos. 033-42484 and 811-06400)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the McKee International Equity Portfolio (the “Fund”), a series of the Trust, scheduled to be held on Wednesday, June 10, 2020.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Fund, and CSM Advisors, LLC, the Fund’s investment adviser.

Please contact the undersigned at 215.963.5886 with your questions or comments.

Very truly yours,

/s/ Brian T. London

Brian T. London

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001